                       SUPPLEMENT DATED FEBRUARY 21, 2001

                                     TO THE

            PROSPECTUS FOR THE KENT ADVISOR FUNDS DATED JUNE 27, 2000
                                       AND
     PROSPECTUS FOR THE KENT SCIENCE AND TECHNOLOGY FUND DATED JUNE 27, 2000

Effective immediately, the Kent Science and Technology Fund, the Kent Canterbury Fund and the Kent Cascade Fund are closed to new purchases.

Old Kent Financial Corporation ("Old Kent") and Fifth Third Bancorp ("Fifth Third") have previously publicly announced the signing of a definitive agreement in which Fifth Third will merge with Old Kent (the "Transaction"). The Transaction is expected to be completed in the second quarter of 2001. The Transaction, however, is subject to Federal Reserve Board and other regulatory approvals.

As a result of the Transaction, the existing Investment Advisory Agreement between the Kent Funds and Lyon Street Asset Management Company will automatically terminate on the closing date of the Transaction. Therefore, at a meeting held on February 13, 2001, the Board of Trustees of the Kent Funds approved an Interim Investment Advisory Agreement under which Fifth Third will become the investment adviser to the Kent Funds effective upon completion of the Transaction.

If you have any questions about the Funds' closing, please contact your sales representative.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 21, 2001

                                     TO THE

                 PROSPECTUS FOR THE KENT FUNDS DATED MAY 1, 2000
                                       AND
      PROSPECTUS FOR THE LYON STREET INSTITUTIONAL MONEY MARKET FUND DATED
               JUNE 1, 1999, AS AMENDED AND RESTATED JUNE 22, 2000

Old Kent Financial Corporation ("Old Kent") and Fifth Third Bancorp ("Fifth Third") have previously publicly announced the signing of a definitive agreement in which Fifth Third will merge with Old Kent (the "Transaction"). The Transaction is expected to be completed in the second quarter of 2001. The Transaction, however, is subject to Federal Reserve Board and other regulatory approvals.

As a result of the Transaction, the existing Investment Advisory Agreement between the Kent Funds and Lyon Street Asset Management Company will automatically terminate on the closing date of the Transaction. Therefore, at a meeting held on February 13, 2001, the Board of Trustees of the Kent Funds approved an Interim Investment Advisory Agreement under which Fifth Third will become the investment adviser to the Kent Funds effective upon completion of the Transaction.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE